Other assets and liabilities	12 Months Ended
Mar. 31, 2025
Other assets and liabilities
12. Other assets and liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2024 and 2025:

	2024	2025

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	2,278,334	2,730,316
Other	571,349	566,583
Collateral pledged:
Collateral pledged for derivative transactions	1,406,369	1,666,564
Margins provided for futures contracts	264,473	228,386
Other	1,014,478	117,279
Prepaid pension cost	763,254	682,222
Right-of-use assets	522,936	474,361
Security deposits	83,204	76,648
Loans held for sale	103,592	391,519
Other (1)(2)	1,272,162	1,300,551

Total	8,280,151	8,234,429

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,049,094	1,260,130
Other	639,106	611,344
Guaranteed trust principal (3)	785,292	703,851
Lease liabilities	548,699	502,997
Collateral accepted:
Collateral accepted for derivative transactions	1,382,985	1,380,243
Margins accepted for futures contracts	25,405	29,725
Unearned income	101,150	93,491
Other (2)	1,737,267	2,026,574

Total	6,268,999	6,608,355

Notes:
(1)	The MHFG Group included premises and equipment classified as held for sale in Other.
(2)
As of March 31, 2025, the MHFG Group included assets of ¥68,966 million and liabilities of ¥131,210 million, which are mainly financial assets and financial liabilities, relating to a transferred business and classified as held for sale in Other.

(3)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust
arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.